SIGNIFICANT ACCOUNTING POLICIES - Interests in Joint Operations (Details)	12 Months Ended
Dec. 31, 2021
UTE Ertach - Cablevision
Interests in Joint Operations
Ownership interest in joint venture (in percentage)	50.00%